MORTGAGE NOTES RECEIVABLE	9 Months Ended
Mar. 31, 2025
Receivables [Abstract]
MORTGAGE NOTES RECEIVABLE

7. MORTGAGE NOTES RECEIVABLE

As of March 31, 2025 and June 30, 2024, the balance of Mortgage Notes Receivable was $511,284 and -0-, respectively. The company currently holds three Mortgage Receivable Notes issued in connection with developer-financed Villas at Chial Mountain Reserve. The Notes are recorded at amortized cost, with interest income recognized using the effective rate method. These notes are due on demand and as such are classified as current assets.

Terms of the Notes:

Principal Amounts: $499,933

Interest rates: 7% per annum

Payment Terms: 10 Years. The Notes require monthly payments of principal and interest, commencing on the purchase date and continuing until the balance is fully paid.

Collateral: Title remains with the Company and does not pass to buyers until the Note is full paid.

Prepayment: Borrower may prepay the outstanding balance in whole or in part without penalty. Prepayments are applied first to accrued interest and then to the principal balance.

Accounting Treatment

●	Initial Recognition and Measurement: The Note is initially recognized at its fair value, with subsequent measurement performed at amortized cost using the effective interest rate method.

●	Interest Income: Interest is accrued and recognized in the income statement over the term of the Note in accordance with the effective interest rate.

●	Credit Losses: There is no credit losses or allowance since title remain with the company until the Notes are paid in full.